Cover	Apr. 03, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 03, 2020
Current Fiscal Year End Date	--03-31
Entity File Number	1-33026
Entity Registrant Name	COMMVAULT SYSTEMS, INC.
Entity Central Index Key	0001169561
Entity Tax Identification Number	22-3447504
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1 Commvault Way
Entity Address, City or Town	Tinton Falls
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07724
City Area Code	(732)
Local Phone Number	870-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	CVLT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false